LEASES (Details - Future minimum lease payments) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
2024	$ 230,890
2025	227,085
2026	227,085
2027	75,184
Total future minimum lease payments	760,244
Less: imputed interest	(69,312)
Total	$ 690,932	$ 958,477